Financial Risk Management Objectives and Policies - Summary of Interest Rate Risk (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Cash and cash equivalents	¥ 1,350		¥ 646
Restricted bank deposits and short-term bank deposits	6		16
Borrowings	(51,837)		(55,126)
Finance Lease [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Lease liabilities/Obligations under finance leases	(110,275)	¥ (109,306)	(77,427)
Floating interest rate [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Cash and cash equivalents	1,350		646
Restricted bank deposits and short-term bank deposits	6		16
Borrowings	(3,943)		(9,705)
Floating interest rate [member] | Finance Lease [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Lease liabilities/Obligations under finance leases	(49,851)		(50,761)
Floating interest rate [member] | Interest rate swaps [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Interest rate swaps at notional amount	6,194		7,566
Fixed interest rate [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Borrowings	(47,929)		(45,477)
Fixed interest rate [member] | Finance Lease [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Lease liabilities/Obligations under finance leases	¥ (60,423)		¥ (26,666)